REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS

26. REDEEMABLE NON-CONTROLLING INTERESTS

As the Recurrent Energy B.V. Series A preferred shares are redeemable upon the occurrence of conditions not solely within the Company’s control, the related non-controlling interest is classified as temporary equity on the balance sheets. As of December 31, 2025, Recurrent Energy B.V. was in compliance with the terms of the Series A preferred shares and as such, it was not probable that the non-controlling interest would become redeemable. The key terms of the Recurrent Energy B.V. Series A preferred shares are as follows:

Dividends

Pursuant to the transaction documents, either (a) Recurrent Energy B.V. shall, to the extent permitted by law and specifically authorized and declared by Recurrent Energy B.V.’s board of directors in respect of a given calendar quarter, pay in cash to the holders of Series A Preferred Shares dividends in respect of each outstanding Series A Preferred Share at a per annum rate equal to 9% of the Stated Value of such share or (b) to the extent of any portion of the dividend not paid in cash, such amount will automatically be added to the Stated Value of the Series A Preferred Shares. Amounts added to the Stated Value as described above (“Accretion Amounts”) will continue to accrue at the same 9% annual rate and compound on a quarterly basis, subject to certain adjustments. The “Stated Value” referred to above generally represents the original purchase price of the Series A Preferred Shares plus the compounded Accretion Amounts plus any accumulated preferred return that has not been paid in cash or added to the Stated Value as an Accretion Amount and is determined as of each calendar quarter.

Subject to the foregoing, the transaction documents place limitations on the payment of dividends absent the unanimous approval of the shareholders.

Voting Rights

The holders of the Series A Preferred Shares are generally entitled to vote, on an as-converted basis, on all matters upon which holders of ordinary shares have the right to vote in the general meeting of Recurrent Energy B.V. (voting together as a single class with the holders of the ordinary shares of Recurrent Energy B.V.). Holders of the Series A Preferred Shares are entitled to appoint one director to the board of Recurrent Energy B.V. So long as any Series A Preferred Shares are outstanding, the prior written consent of any holders of at least 60% of the Series A Preferred Shares will be required before Recurrent Energy B.V. or its subsidiaries take certain actions.

Liquidation Events

The Series A Preferred Shares rank senior to Recurrent Energy B.V.’s ordinary shares with respect to rights upon the voluntary or involuntary liquidation, dissolution or winding up of Recurrent Energy B.V. or upon a deemed liquidation event (collectively, a “Liquidation Event”). Deemed liquidation events include, among other events, a sale of 50% or more of the assets of Recurrent Energy B.V. or a merger, consolidation, equity sale or similar transaction involving the transfer of beneficial ownership of 50% or more of the voting power or economic interest of the outstanding capital stock of Recurrent Energy B.V., subject to certain limitations (a “Company Sale”), and the occurrence of an Exit Demand (as defined below).

Upon a Liquidation Event, the holders of Series A Preferred Shares then outstanding shall be entitled to be paid out of the assets of Recurrent Energy B.V. available for distribution to its shareholders, or otherwise received by shareholders in connection with such Liquidation Event, before any payment shall be made to the other shareholders, an amount per Series A Preferred Share equal to the greater of (i) 1.3 times the Stated Value, and (ii) such amount distributable per ordinary share had all Series A Preferred Shares been converted into ordinary shares immediately prior to such Liquidation Event (the “Preferred Liquidation Amount”). If the assets of Recurrent Energy B.V. available for distribution to its shareholders shall be insufficient to pay the full Preferred Liquidation Amount, the holders of Series A Preferred Shares shall share ratably in any distribution of the assets available for distribution.

Exit Rights

At any time on or after the fifth anniversary of the first closing (i.e., May 31, 2024), Investor shall be entitled to cause Recurrent Energy B.V. to use commercially reasonable efforts to effect (1) a Company Sale resulting in proceeds in respect of the Series A Preferred Shares equal to at least the Preferred Liquidation Amount (an “Investor Exit”) or (2) a qualified primary public offering of the ordinary shares of Recurrent Energy B.V. (an “IPO”), by delivering a written notice (an “Exit Request”) to Recurrent Energy B.V. If an Investor Exit or qualified IPO is not consummated within two years of the delivery of an Exit Request, Investor shall have the right to cause Recurrent Energy B.V. and its affiliates to effect an Investor Exit or qualified IPO (an “Exit Demand”). In the event of the closing of an IPO, all outstanding Series A Preferred Shares shall automatically be converted into a number of ordinary shares of Recurrent Energy B.V. equal to the greater of (i) the original liquidation preference of the Series A Preferred Shares divided by the conversion price in effect at such time and (ii) 1.3 times the Stated Value divided by the fair market value of such shares, with such fair market value being deemed to be equal to the public offering price per share disclosed in the final prospectus for such IPO. The original liquidation preference shall initially be equal to the purchase price, subject to adjustment for share splits, share dividends or returns, reverse splits, combinations, recapitalizations and similar transactions. The conversion price shall initially be equal to the purchase price, subject to anti-dilution adjustment as provided in the terms of the Series A Preferred Shares.

Redemption and Conversion Rights

On and after the five-year anniversary of the first closing (or an earlier Exit Demand pursuant to an ESG default in accordance with the shareholders’ agreement), the Series A Preferred Shares may be redeemed, in whole or in part, at the option of Recurrent Energy B.V. upon 30 days’ prior written notice delivered to all holders of Series A Preferred Shares (an “Optional Redemption Notice”).

Following receipt of the Optional Redemption Notice, any holder of Series A Preferred Shares may elect, in its sole discretion, to convert all or any number of the shares subject to redemption into ordinary shares at the then effective conversion price, in which case Recurrent Energy B.V. shall not redeem such Series A Preferred Shares (i.e., the number of Series A Preferred Shares to be redeemed by Recurrent Energy B.V. shall be reduced by the number of Series A Preferred Shares so converted). In addition, each holder of Series A Preferred Shares shall have the option to convert all or any of its Series A Preferred Shares upon the occurrence of a Company Sale and certain other monetization events, into a number of ordinary shares of Recurrent Energy B.V. equal to the greater of (i) the original liquidation preference of the Series A Preferred Shares divided by the conversion price in effect at such time and (ii) 1.3 times the Stated Value divided by the fair market value of such shares.

The carrying value of the Series A preferred shares of Recurrent Energy B.V. is not accreted or adjusted to redemption value unless it becomes probable that redemption will occur.

See Note 10 for details of tax equity investors classified as redeemable non-controlling interests on the balance sheets.